Derivative Instruments (Details) - Schedule of balance sheet classification and fair value - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Sep. 12, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Total derivative assets	$ 4,965	$ 439
Accrued and other current liabilities		67,290	$ 150,153
Derivative liabilities	52,730	67,424
Total derivative liabilities	52,785	68,195
Warrant liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	52,730	67,290
Natural gas swap liability [Member]
Derivatives, Fair Value [Line Items]
Prepaid expenses and other current assets	245
Accrued and other current liabilities	55	44
Interest rate swap asset [Member]
Derivatives, Fair Value [Line Items]
Prepaid expenses and other current assets	1,906
Other non-current assets	2,814	439
Total derivative assets		439
Accrued and other current liabilities		727
Natural gas swap liability [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 134